Financing Costs And Income (Tables)	12 Months Ended
Jan. 31, 2026
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Summary of financing costs and income
Details of financing costs and financing income were as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Interest on long-term debt	$164.2	$166.7
Transaction costs on long-term debt	12.6	—
Interest on lease liabilities	9.8	8.1
Net interest on employee future benefit liabilities	7.8	6.1
Interest and commitment fees on revolving credit facilities	6.8	9.2
Other	10.7	8.1
Financing costs	211.9	198.2

Financing income	(11.0)	(8.0)
Net financing costs	$200.9	$190.2